Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Description of Business and Segment Disclosures
Description of Business and Segmented Disclosures
Husky Energy Inc. (“Husky” or “the Company”) is an international integrated energy company incorporated under the Business Corporations Act (Alberta). The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”) under the symbol “HSE” and the Cumulative Redeemable Preferred Shares, Series 1, Cumulative Redeemable Preferred Shares, Series 2, Cumulative Redeemable Preferred Shares, Series 3, Cumulative Redeemable Preferred Shares, Series 5 and Cumulative Redeemable Preferred Shares, Series 7 are listed under the symbols, ”HSE.PR.A”, “HSE.PR.B”, ”HSE.PR.C”, ”HSE.PR.E” and ”HSE.PR.G”, respectively. The registered office is located at 707, 8th Avenue S.W., PO Box 6525, Station D, Calgary, Alberta, T2P 3G7.
Management has identified segments for the Company’s business based on differences in products, services and management responsibility. The Company’s business is conducted predominantly through two major business segments – Upstream and Downstream.
Upstream operations in the Integrated Corridor and Offshore include exploration for, and development and production of, crude oil, bitumen, natural gas and natural gas liquids (“NGL“) ("Exploration and Production") and marketing of the Company’s and other producers’ crude oil, natural gas, NGLs, sulphur and petroleum coke, pipeline transportation, the blending of crude oil and natural gas, and storage of crude oil, diluent and natural gas ("Infrastructure and Marketing"). Infrastructure and Marketing markets and distributes products to customers on behalf of Exploration and Production and is grouped in the Upstream business segment based on the nature of its interconnected operations. The Company’s Upstream operations are located primarily in Alberta, Saskatchewan, and British Columbia (“Western Canada”), offshore east coast of Canada (“Atlantic”) and offshore China and offshore Indonesia (“Asia Pacific”).
Downstream operations in the Integrated Corridor include upgrading of heavy crude oil feedstock into synthetic crude oil in Canada (“Upgrading”), refining crude oil in Canada, marketing of refined petroleum products including gasoline, diesel, ethanol blended fuels, asphalt and ancillary products, and production of ethanol (“Canadian Refined Products”). It also includes refining in the U.S. of primarily crude oil to produce and market asphalt, gasoline, jet fuel and diesel fuels that meet U.S. clean fuels standards (“U.S. Refining and Marketing”). Upgrading, Canadian Refined Products and U.S. Refining and Marketing all process and refine natural resources into marketable products and are grouped together as the Downstream business segment due to the similar nature of their products and services.